Aquarius International Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Argentina - 0.0% (a)
Grupo Financiero Galicia SA - ADR	8,538	$ 432,791

Australia - 2.2%
ANZ Group Holdings Ltd.	10,135	256,612
Aristocrat Leisure Ltd.	1,883	67,657
ASX, Ltd.	1,716	56,999
Bendigo & Adelaide Bank Ltd.	12,614	93,691
BHP Group Ltd. - ADR	5,731	509,543
BHP Group Ltd.	123,606	5,502,754
BlueScope Steel Ltd.	6,357	145,076
Brambles Ltd.	3,197	38,075
CAR Group Ltd.	3,363	59,976
Coles Group Ltd.	3,923	61,132
Commonwealth Bank Of Australia	6,321	749,138
Computershare Ltd.	2,023	50,128
CSL Ltd.	2,379	165,225
Endeavour Group Ltd.	2,137	4,425
Fortescue Ltd.	5,658	90,873
Goodman Group	9,201	209,089
GPT Group	9,864	34,352
Lottery Corp. Ltd.	8,950	34,767
Macquarie Group Ltd.	745	127,752
Macquarie Group, Ltd. - ADR	903	154,846
Mirvac Group	19,373	23,514
National Australia Bank Ltd. - ADR	11,208	150,299
National Australia Bank Ltd.	7,689	206,379
Northern Star Resources Ltd.	175,436	2,391,310
Orica Ltd.	5,536	91,000
Pro Medicus Ltd.	626	59,511
Qantas Airways Ltd.	8,392	56,785
QBE Insurance Group Ltd.	3,568	57,982
REA Group Ltd.	598	63,971
Santos Ltd.	19,946	111,930
Scentre Group	14,492	39,814
SEEK Ltd.	4,272	38,153
Sonic Healthcare Ltd.	190,798	2,671,529
South32 Ltd.	44,192	153,308
Stockland	11,630	34,180
Suncorp Group Ltd.	15,828	197,388
Transurban Group	6,702	72,082
Washington H Soul Pattinson & Co. Ltd. Old	2,269	70,913
Wesfarmers Ltd.	4,523	258,833
Westpac Banking Corp.	11,015	284,800
Woodside Energy Group Ltd.	131,552	2,877,767
Woolworths Group Ltd.	4,642	117,363
		18,440,921

Austria - 0.3%
ANDRITZ AG	18,612	1,692,781
Erste Group Bank AG	712	84,868
OMV AG	4,843	348,503
Verbund AG - Class A	843	56,591

		2,182,743

Belgium - 0.6%
Ageas SA NV	2,481	192,232
Anheuser-Busch InBev SA NV	41,960	3,359,635
Anheuser-Busch InBev SA/NV - ADR	3,683	294,603
D'ieteren Group	282	56,256
Elia Group SA/NV	1,009	156,845
Groupe Bruxelles Lambert SA	635	59,790
KBC Group NV	799	106,028
Lotus Bakeries NV	6	76,895
Sofina SA	192	49,822
Syensqo SA	373	29,189
UCB SA	810	237,837
Warehouses De Pauw CVA	3,980	103,076
		4,722,208

Bermuda - 0.8%
Everest Group Ltd.	5,904	1,913,073
Hiscox Ltd.	205,913	4,828,466
		6,741,539

Brazil - 2.1%
Axia Energia SA - ADR	6,734	69,764
Axia Energia SA - ADR (b)	1,769	17,690
Banco do Brasil SA - ADR	22,592	93,079
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	56,680	312,874
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	288,961	1,604,466
Cia Siderurgica Nacional SA - ADR (b)	41,580	56,133
Direcional Engenharia SA	194,814	519,808
Eneva SA (b)	160,700	804,687
Itau Unibanco Holding SA - ADR	93,536	737,064
Localiza Rent a Car SA - ADR	4,006	33,330
MBRF Global Foods Co. SA - ADR	19,164	58,450
NU Holdings Ltd. - Class A (b)	222,693	2,923,959
Petroleo Brasileiro SA - Petrobras - ADR	10,959	205,700
PRIO SA (b)	527,100	6,542,056
Suzano Papel e Celulose SA - ADR	6,573	53,767
Telefonica Brasil SA - ADR	13,700	180,018
TIM SA	426,500	1,883,700
Ultrapar Participacoes SA - ADR	8,959	46,408
Vale SA - ADR	89,157	1,448,801
XP, Inc. - Class A	834	13,903
		17,605,657

Canada - 3.8%
Agnico Eagle Mines Ltd.	1,913	350,366
Alimentation Couche-Tard, Inc.	4,012	226,667
Allied Gold Corp. (b)	87,911	2,225,434
Almonty Industries, Inc. (b)	7,790	153,151
Bank Montreal	2,588	419,282
Bank of Nova Scotia	3,619	289,701
Barrick Mining Corp.	6,196	263,640
BCE, Inc.	2,343	58,833
Brookfield Corp.	5,038	229,682
CAE, Inc. (b)	1,578	40,728
Cameco Corp.	3,460	389,942
Canadian Imperial Bank of Commerce	2,982	324,263

Canadian National Railway Co.	3,433	406,982
Canadian Natural Resources Ltd.	11,652	528,651
Canadian Pacific Kansas City Ltd.	2,584	230,803
Celestica, Inc. (b)	359	138,355
CGI, Inc.	304	21,213
Constellation Software, Inc./Canada	81	165,850
Dollarama, Inc.	1,231	157,419
Enbridge, Inc.	6,869	376,009
Equinox Gold Corp.	227,823	3,106,715
Fairfax Financial Holdings Ltd.	155	241,239
Fortis, Inc.	6,019	333,031
Franco-Nevada Corp.	1,038	239,467
GFL Environmental, Inc.	718	24,082
Gildan Activewear, Inc.	5,757	351,062
Imperial Oil Ltd.	2,792	331,466
Intact Financial Corp.	780	153,250
Kinross Gold Corp.	78,511	2,384,971
Kinross Gold Corp.	3,369	101,676
Magna International, Inc.	3,010	194,928
Manulife Financial Corp.	6,860	261,983
Methanex Corp.	66,679	3,940,729
National Bank of Canada	1,838	268,424
Nutrien Ltd.	61,238	4,193,580
Nutrien Ltd.	1,238	84,865
Pan American Silver Corp.	15,633	890,925
Pembina Pipeline Corp.	2,696	125,499
Royal Bank Canada	4,849	919,031
Shopify, Inc. - Class A (b)	3,733	443,144
South Bow Corp.	584	21,001
Stantec, Inc.	565	42,686
Sun Life Financial, Inc.	2,753	197,665
Suncor Energy, Inc.	1,529	95,348
TC Energy Corp.	5,100	339,762
Teck Resources Ltd. - Class B	8,215	543,504
Teck Resources Ltd. - Class B	61,437	4,074,410
Thomson Reuters Corp.	1,345	116,356
Toronto-Dominion Bank	6,970	791,653
Wheaton Precious Metals Corp.	2,998	397,535
		32,206,958

Chile - 0.2%
Antofagasta PLC	8,790	484,216
Cia Cervecerias Unidas SA - ADR	4,167	49,087
Sociedad Quimica y Minera de Chile SA - ADR	11,781	1,011,635
		1,544,938

China - 5.1%
AAC Technologies Holdings, Inc.	32,000	185,977
Advanced Micro-Fabrication Equipment, Inc. - Class A	37,579	1,654,022
Air China Ltd. - Class H (b)	74,000	45,723
Akeso, Inc. (b)(c)	5,000	75,519
Anhui Yingliu Electromechanical Co. Ltd. - Class A	90,183	862,645
ANTA Sports Products Ltd.	5,561	53,758
Baidu, Inc. - ADR (b)	1,070	144,782
Bilibili, Inc. - ADR (b)	4,363	75,567
BYD Co. Ltd. - Class H	16,500	192,071
BYD Electronic International Co. Ltd.	23,500	87,479
China Coal Energy Co. Ltd. - Class H	44,000	71,028
China Conch Environment Protection Holdings Ltd. (b)	21,500	1,125

China Construction Bank Corp. - Class H	200,000	216,703
China Jushi Co. Ltd. - Class A	104,300	649,666
China Merchants Bank Co. Ltd. - Class H	174,563	1,050,179
China Pacific Insurance Group Co. Ltd. - Class H	40,400	162,173
China Shenhua Energy Co. Ltd. - Class H	136,500	784,714
Contemporary Amperex Technology Co. Ltd. - Class A	100,905	6,327,457
ENN Energy Holdings Ltd.	4,400	30,850
Fuyao Glass Industry Group Co. Ltd. - Class H (c)	6,400	45,440
GDS Holdings Ltd. - ADR (b)	15,949	565,392
Guotai Haitong Securities Co. Ltd. - Class H (c)	33,400	55,746
H World Group Ltd. - ADR	1,879	84,348
Haitian International Holdings Ltd.	31,000	78,291
Hansoh Pharmaceutical Group Co. Ltd. (c)	16,000	64,075
Hua Hong Semiconductor Ltd. - Class H (b)(c)	38,000	783,124
Industrial & Commercial Bank of China Ltd. - Class H	2,033,000	1,721,658
JD.com, Inc. - ADR	5,286	152,395
KE Holdings, Inc. - ADR	4,582	76,061
Lenovo Group Ltd.	32,000	98,066
Li Auto, Inc. - ADR (b)	1,689	25,352
Meituan - ADR (b)	3,241	63,751
NAURA Technology Group Co. Ltd. - Class A	12,700	1,182,798
NetEase, Inc. - ADR	2,660	326,701
New China Life Insurance Co. Ltd. - Class H	45,800	283,615
New Oriental Education & Technology Group, Inc. - ADR	2,260	103,485
Neway Valve Suzhou Co. Ltd. - Class A	105,700	897,184
NIO, Inc. - ADR (b)	10,979	61,482
Nongfu Spring Co. Ltd. - Class H (c)	9,600	52,394
PetroChina Co. Ltd. - Class H	710,000	987,002
PICC Property & Casualty Co. Ltd. - Class H	48,000	89,087
Ping An Insurance Group Co. of China Ltd. - Class H	67,500	516,992
Pop Mart International Group Ltd. (c)	3,200	70,528
RLX Technology, Inc. - ADR	23,295	47,988
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	57,641
Sieyuan Electric Co. Ltd. - Class A	31,900	953,071
Sinopharm Group Co. Ltd. - Class H	36,400	78,522
Sinotruk Hong Kong Ltd.	19,500	92,709
Sunac Services Holdings Ltd. (c)	619	76
Sunresin New Materials Co. Ltd. - Class A	48,429	429,088
TAL Education Group - ADR (b)	7,594	73,738
Tencent Holdings Ltd. - ADR	24,968	1,363,253
Tencent Holdings Ltd.	223,430	12,139,313
Tencent Music Entertainment Group - ADR	124,549	1,148,342
Tongcheng Travel Holdings Ltd.	437,200	789,824
Victory Giant Technology Huizhou Co. Ltd. - Class A	21,600	1,173,727
Weichai Power Co. Ltd. - Class H	292,000	1,551,188
WuXi AppTec Co. Ltd. - Class H (c)	80,700	1,343,720
Wuxi Biologics Cayman, Inc. (b)(c)	17,000	72,711
Xiaomi Corp. - ADR (b)	2,247	40,176
XPeng, Inc. - ADR (b)	2,396	39,414
Yangzijiang Shipbuilding Holdings Ltd.	26,600	75,887
Zhejiang Leapmotor Technology Co. Ltd. - Class H (b)(c)	11,900	59,767
Zijin Mining Group Co. Ltd. - Class H	24,000	100,613
ZTE Corp. - Class H (b)	16,600	56,604
ZTO Express Cayman, Inc. - ADR	2,412	53,353
		42,797,130

Colombia - 0.0% (a)
Grupo Cibest SA - ADR	1,414	96,986

Denmark - 1.4%
AP Moller - Maersk AS - Class B	28	69,523
Carlsberg A/S - Class B	1,277	171,668
Coloplast AS - Class B	1,751	107,493
Danske Bank AS	128,087	6,737,507
DSV AS - ADR	826	103,068
DSV AS	208	52,033
Genmab AS (b)	372	97,510
Novo Nordisk AS - ADR	12,898	587,891
Novo Nordisk AS	76,964	3,516,882
Novonesis Novozymes B	1,601	93,004
Vestas Wind Systems AS	3,196	89,673
		11,626,252

Finland - 1.1%
Elisa OYJ	1,277	61,248
Fortum Oyj	2,493	58,273
Kone Oyj - Class B	1,920	114,760
Mandatum Oyj	2,616	17,365
Neste Oyj	2,862	94,005
Nokia Oyj	172,128	2,528,177
Nordea Bank Abp	92,333	1,769,370
Nordea Bank Abp	93	1,782
Orion Oyj - Class B	672	56,130
Sampo Oyj	402,555	4,248,782
Wartsila OYJ Abp	2,624	106,491
		9,056,383

France - 4.3%
Air Liquide SA - ADR	2,142	88,572
Air Liquide SA	18,068	3,732,549
AXA SA	3,534	162,964
BioMerieux	235	20,324
BNP Paribas SA	3,223	347,416
Bouygues SA	2,565	150,085
Bureau Veritas SA	86,835	2,626,524
Canal+ SA	3,398	11,669
Capgemini SE	19,332	2,296,733
Cie de Saint-Gobain SA	1,475	133,666
Cie Generale des Etablissements Michelin SCA	132,569	4,838,921
Danone SA	3,796	269,895
Dassault Aviation SA	263	93,437
Dassault Systemes SE	2,980	65,379
Eiffage SA	428	61,943
Engie SA - ADR	8,968	277,291
Essilor International Cie Generale d'Opitque SA	1,190	240,522
EssilorLuxottica SA - ADR	144	14,638
Getlink SE	1,582	34,617
Havas NV	340	6,712
Hermes International SCA	124	231,722
Ipsen SA	10,329	1,886,788
Kering SA	247	72,746
Legrand SA	1,347	231,522
L'Oreal SA - ADR	3,400	303,688
L'Oreal SA	335	147,818
Louis Hachette Group	3,398	6,691
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,495	275,822
LVMH Moet Hennessy Louis Vuitton SE	493	269,645
Orange SA	13,221	276,525

Pernod Ricard SA - ADR	5,775	85,181
Publicis Groupe SA	2,188	212,868
Safran SA	749	266,383
Sanofi SA - ADR	5,762	251,627
Sanofi SA	58,204	5,102,106
Schneider Electric SE - ADR	4,025	253,172
Schneider Electric SE	1,256	394,488
Societe Generale SA	2,392	198,825
SPIE SA	29,964	1,703,889
Thales SA	6,584	1,847,222
TotalEnergies SE	7,259	633,856
Unibail-Rodamco-Westfield	938	108,432
Vallourec SACA	185,336	5,163,118
Vinci SA - ADR	1,124	40,767
Vinci SA	2,155	313,419
		35,752,177

Germany - 2.4%
Allianz SE - ADR	4,740	209,935
Allianz SE	644	285,392
Aumovio SE (b)	261	12,208
BASF SE	2,932	173,612
Bayer AG	2,559	108,826
Bayerische Motoren Werke AG - ADR	3,309	95,862
Bayerische Motoren Werke AG	509	44,288
Beiersdorf AG	1,080	86,829
Commerzbank AG	18,102	779,251
Covestro AG (b)(c)	695	48,477
Daimler AG	3,623	219,981
Daimler Truck Holding AG	1,811	88,615
Delivery Hero SE (b)(c)	1,653	70,811
Deutsche Bank AG	8,776	283,465
Deutsche Boerse AG - ADR	2,810	80,956
Deutsche Boerse AG	14,788	4,260,591
Deutsche Post AG - ADR	3,206	94,801
Deutsche Telekom AG - ADR	5,690	191,070
Deutsche Telekom AG	1,461	49,053
E.ON SE	7,701	163,480
Fresenius Medical Care AG	918	39,783
Fresenius SE & Co. KGaA	1,112	46,955
Hannover Rueck SE	421	113,687
Heidelberg Materials AG	9,709	2,148,163
Henkel AG & Co. KGaA	608	44,097
Infineon Technologies AG	2,496	236,659
KION Group AG	1,235	62,961
Knorr-Bremse AG	679	82,025
Merck KGaA	587	89,396
MTU Aero Engines AG - ADR	562	102,520
Muenchener Rueckversicherungs-Gesellschaft AG	633	332,433
Rheinmetall AG	622	936,461
RWE AG	3,207	204,089
SAP SE - ADR	3,821	694,620
Schaeffler AG	1,003	12,330
Siemens AG	8,891	2,787,683
Siemens Energy AG	6,021	1,139,859
Volkswagen AG	1,057	115,242
Zalando SE (b)(c)	122,821	3,322,909
		19,859,375

Greece - 0.1%
National Bank of Greece SA	59,943	1,036,987

Hong Kong - 2.0%
AIA Group Ltd. - ADR	7,624	320,665
AIA Group Ltd.	87,800	921,002
Alibaba Group Holding Ltd. - ADR	7,845	974,506
Alibaba Group Holding Ltd.	464,800	7,206,334
BOC Hong Kong Holdings Ltd.	28,000	171,089
China Merchants Port Holdings Co. Ltd.	60,000	117,874
China Resources Power Holdings Co. Ltd.	14,000	37,992
CK Asset Holdings Ltd.	8,500	51,320
CK Hutchison Holdings Ltd.	173,500	1,561,130
CK Infrastructure Holdings Ltd.	8,000	60,553
CLP Holdings Ltd.	20,000	195,168
Futu Holdings Ltd. - ADR	852	88,668
Galaxy Entertainment Group Ltd.	13,000	51,778
Geely Automobile Holdings, Ltd.	31,000	74,445
Henderson Land Development Co. Ltd.	23,000	90,806
HKT Trust & HKT Ltd.	54,000	83,375
Hong Kong Exchanges & Clearing Ltd.	580	29,615
Hongkong Land Holdings Ltd.	7,900	60,221
Jardine Matheson Holdings, Ltd.	4,800	318,955
MTR Corp. Ltd.	16,500	66,392
Power Assets Holdings Ltd.	11,000	84,351
Prudential PLC	126,094	1,794,000
Sun Hung Kai Properties Ltd.	9,000	151,153
Swire Pacific Ltd. - Class A	4,000	41,626
Techtronic Industries Co. Ltd.	101,000	1,499,406
WH Group Ltd. (c)	52,500	60,587
Wharf Holdings Ltd.	14,000	39,609
Zijin Gold International Co. Ltd. (b)	29,100	483,146
		16,635,766

Hungary - 0.3%
OTP Bank, PLC	16,833	2,311,262

India - 2.7%
Adani Ports & Special Economic Zone Ltd.	86,352	1,639,284
Axis Bank Ltd.	86,972	1,177,967
Bajaj Finance Ltd.	322,510	3,083,888
Bharat Electronics Ltd.	128,172	553,774
Bharti Airtel Ltd.	23,412	450,453
BSE Ltd.	43,096	1,879,942
Dr Reddy's Laboratories Ltd. - ADR	73,271	998,684
GE Vernova T&D India Ltd.	11,503	623,414
GMR Airports Ltd. (b)	932,741	985,193
HDFC Bank Ltd. - ADR	168,659	4,010,711
HDFC Bank Ltd.	297,233	2,330,006
Hindustan Copper Ltd.	98,889	559,992
ICICI Bank Ltd. - ADR	70,948	1,860,966
Infosys Ltd. - ADR	68,661	868,562
Reliance Industries Ltd.	46,517	646,679
State Bank of India	84,310	855,723
Varun Beverages Ltd.	29,064	161,410
Wipro Ltd. - ADR	77,688	183,344
		22,869,992

Indonesia - 0.0% (a)
Astra International Tbk PT - ADR	3,615	21,582
Bank Mandiri Persero Tbk PT - ADR	9,299	85,690
Bank Rakyat Indonesia Persero Tbk PT - ADR	6,809	56,685
		163,957

Ireland - 2.2%
AerCap Holdings NV	25,364	3,535,488
AIB Group PLC	623,450	7,336,689
Aon PLC - Class A	14,729	4,655,248
DCC PLC	452	36,465
Experian PLC	2,838	98,006
ICON PLC (b)	15,035	2,045,812
Kerry Group PLC - ADR	841	72,038
Kingspan Group PLC	554	50,641
PDD Holdings, Inc. - ADR (b)	3,153	266,239
		18,096,626

Israel - 0.9%
Check Point Software Technologies Ltd. (b)	11,424	1,542,811
Elbit Systems Ltd.	666	586,673
ICL Group Ltd.	12,592	83,611
Nice Ltd. - ADR (b)	136	12,602
Nova Ltd. (b)	489	245,639
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,884	137,183
Tower Semiconductor Ltd. (b)	18,520	4,726,860
Wix.com Ltd. (b)	389	21,807
		7,357,186

Italy - 2.9%
Banca Monte dei Paschi di Siena SpA	7,266	78,147
Buzzi SpA	1,220	65,902
Davide Campari-Milano NV	8,385	54,700
Enel SpA	400,849	4,497,994
Eni SpA	9,979	261,081
Ferrari NV	642	218,428
Ferrari NV	141	48,449
FinecoBank Banca Fineco SpA	180,812	4,411,658
Generali	2,915	131,277
Intesa Sanpaolo	31,407	212,250
Iveco Group NV	1,324	21,476
Leonardo SpA	79,446	5,045,219
Mediobanca Banca di Credito Finanziario SpA	3,974	102,708
Moncler SpA	971	62,943
Prysmian SpA	641	110,423
Recordati SPA	78,954	4,741,452
Saipem SpA	733,878	3,526,685
UniCredit SpA	5,035	434,565
		24,025,357

Japan - 12.2%
Advantest Corp.	2,400	392,389
Aeon Co. Ltd.	15,600	136,297
Aisin Corp.	3,300	50,018
Ajinomoto Co., Inc.	3,000	96,933
Asahi Kasei Corp.	177,400	1,989,911
Bandai Namco Holdings, Inc.	2,400	54,751
BayCurrent, Inc.	98,800	3,494,638

Bridgestone Corp.	6,600	142,057
Canon, Inc.	2,700	71,805
Central Japan Railway Co.	2,100	45,932
Chiba Bank Ltd.	4,900	71,640
Chugai Pharmaceutical Co. Ltd.	50,700	2,507,442
Daifuku Co. Ltd.	1,800	82,284
Daiichi Life Group, Inc.	26,768	273,527
Daiichi Sankyo Co. Ltd.	648	10,906
Daikin Industries Ltd.	749	107,830
Daito Trust Construction Co. Ltd.	800	15,891
Disco Corp.	2,400	979,284
East Japan Railway Co.	1,400	29,819
FANUC Corp.	1,700	83,524
Fast Retailing Co. Ltd.	841	435,837
FUJIFILM Holdings Corp.	5,400	112,263
Fujikura Ltd.	8,400	250,324
Fujitsu Ltd.	5,300	112,890
Fukuoka Financial Group, Inc.	3,000	123,619
GMO Payment Gateway, Inc.	18,300	1,008,278
Hikari Tsushin, Inc.	8,000	1,834,746
Hitachi Construction Machinery Co. Ltd.	54,900	1,788,179
Hitachi Ltd. - ADR	18,300	593,835
Hitachi Ltd.	180,805	5,852,573
Honda Motor Co. Ltd. - ADR	1,291	34,844
Hoshizaki Corp.	800	26,432
Hoya Corp. - ADR	487	82,834
Hoya Corp.	870	147,750
IHI Corp.	2,800	48,654
Inpex Corp.	6,228	140,046
ITOCHU Corp. - ADR	4,260	51,290
ITOCHU Corp.	18,500	223,660
Japan Airlines Co. Ltd.	6,100	104,358
Japan Post Bank Co. Ltd.	3,700	71,303
Japan Post Insurance Co. Ltd.	144,900	1,299,544
Japan Real Estate Investment Corp.	229	164,277
Japan Tobacco, Inc.	20,300	781,994
Kansai Electric Power Co., Inc.	3,700	54,222
Kao Corp.	1,300	49,786
KDDI Corp.	389,296	6,692,173
Keyence Corp.	1,000	502,535
Kioxia Holdings Corp. (b)	21,900	9,018,168
Kokusai Electric Corp.	31,700	1,630,885
Komatsu Ltd.	4,400	179,686
Konami Group Corp.	400	47,515
Lasertec Corp.	200	50,569
LY Corp.	14,900	38,693
Marubeni Corp.	2,800	91,527
McDonald's Holdings Co. Japan Ltd.	2,600	127,172
MEIJI Holdings Co. Ltd.	5,100	120,410
Mitsubishi Chemical Group Corp.	170,100	1,222,318
Mitsubishi Corp.	12,300	388,931
Mitsubishi Electric Corp.	75,300	3,061,177
Mitsubishi Estate Co. Ltd.	3,100	78,330
Mitsubishi Heavy Industries Ltd.	11,300	267,118
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	997,879
Mitsui & Co. Ltd.	10,718	356,221
Mitsui OSK Lines Ltd.	9,000	309,346
Mizuho Financial Group, Inc.	5,600	251,698
MS&AD Insurance Group Holdings, Inc.	2,700	72,255
Murata Manufacturing Co. Ltd. - ADR	86	2,726

Murata Manufacturing Co. Ltd.	53,757	3,385,869
NEC Corp.	2,500	64,800
Nexon Co. Ltd.	2,300	32,332
Nintendo Co. Ltd. - ADR	5,760	64,224
Nintendo Co. Ltd.	2,400	107,397
Nippon Building Fund Inc.	224	179,169
Nippon Sanso Holdings Corp.	78,000	3,022,602
Nippon Steel Corp.	40,000	142,334
Nippon Yusen KK	1,500	49,981
Nisshin Seifun Group, Inc.	2,700	33,279
Nitto Boseki Co. Ltd.	4,200	597,850
Nomura Research Institute Ltd.	62,600	2,005,343
NTT, Inc. - ADR	984	23,144
NTT, Inc.	1,200	1,126
Otsuka Holdings Co. Ltd.	1,000	73,470
Pan Pacific International Holdings Corp.	7,500	41,206
Panasonic Holdings Corp.	4,500	103,968
Rakus Co. Ltd.	128,800	816,706
Rakuten Bank Ltd. (b)	30,800	899,412
Rakuten Group, Inc. (b)	7,200	33,656
Recruit Holdings Co. Ltd.	2,892	193,390
Renesas Electronics Corp.	132,600	3,691,280
Resona Holdings, Inc.	278,800	3,558,986
Sansan, Inc.	61,900	655,008
SBI Holdings, Inc.	5,200	95,134
SCREEN Holdings Co. Ltd.	1,400	97,660
Secom Co. Ltd.	3,500	139,547
Sekisui House Ltd.	4,000	83,982
Seven & i Holdings Co. Ltd. - ADR	2,700	31,239
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	165,806
Shin-Etsu Chemical Co. Ltd.	3,270	158,735
Shionogi & Co. Ltd.	3,300	62,066
Shizuoka Financial Group, Inc.	3,900	70,376
SMC Corp.	7,100	3,087,976
SoftBank Corp.	28,000	37,830
SoftBank Group Corp.	12,100	569,209
Sompo Holdings, Inc.	1,800	66,514
Sony Group Corp. - ADR	24,030	518,327
Sony Group Corp.	104,800	2,260,556
Sugi Holdings Co. Ltd.	70,000	1,209,776
Sumitomo Corp.	4,000	176,390
Sumitomo Electric Industries, Ltd.	29,500	2,275,357
Sumitomo Heavy Industries Ltd.	2,000	65,397
Sumitomo Metal Mining Co. Ltd.	2,000	113,383
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	1,243,722
Sumitomo Mitsui Financial Group, Inc.	80,200	2,925,126
Sumitomo Mitsui Trust Group, Inc.	1,600	55,116
Sumitomo Realty & Development Co. Ltd.	2,600	60,641
Suzuken Co. Ltd.	27,000	898,017
Suzuki Motor Corp.	262,300	3,248,340
T&D Holdings, Inc.	5,200	136,779
Taisei Corp.	1,800	157,740
Takeda Pharmaceutical Co. Ltd.	5,200	165,990
TDK Corp.	8,800	227,941
Toho Co. Ltd.	5,500	42,442
Tokio Marine Holdings, Inc.	5,500	244,235
Tokyo Electron Ltd. - ADR	1,572	267,114
Tokyo Electron Ltd.	1,200	402,449
Tokyo Gas Co. Ltd.	1,500	59,969
TOTO, Ltd.	97,400	4,684,587

Toyo Suisan Kaisha Ltd.	52,900	3,706,803
Toyota Motor Corp. - ADR	2,161	410,482
Toyota Motor Corp.	7,100	134,316
Toyota Tsusho Corp.	2,700	117,637
United Urban Investment Corp.	51	51,929
USS Co. Ltd.	3,400	37,597
Yokogawa Electric Corp.	2,100	65,916
Yokohama Financial Group, Inc.	11,723	119,467
		102,063,895

Luxembourg - 0.1%
Eurofins Scientific SE (b)	725	52,741
Reinet Investments SCA	1,940	58,642
Tenaris SA - ADR	12,581	766,560
		877,943

Mexico - 1.4%
America Movil SAB de CV - ADR	151,247	3,838,649
Arca Continental SAB de CV	46,100	598,260
Coca-Cola Femsa SAB de CV - ADR	23,746	2,554,120
Fomento Economico Mexicano SAB de CV - ADR	11,025	1,312,306
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	92,630
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	139,604
Grupo Financiero Banorte SAB de CV - ADR	1,349	70,391
Grupo Financiero Banorte SAB de CV	204,800	2,133,761
Vista Energy SAB de CV - ADR (b)	12,143	901,011
Wal-Mart de Mexico SAB de CV - ADR	313	9,471
		11,650,203

Netherlands - 4.8%
ABN AMRO Bank NV	179,206	7,121,880
Adyen NV (b)(c)	1,261	1,381,257
Aegon Ltd.	14,288	121,192
Airbus Group SE	1,910	398,859
Argenx SE - ADR (b)	235	196,458
ASM International NV	1,271	1,326,179
ASML Holding NV	1,793	2,899,159
ASML Holding NV	1,368	2,206,256
BE Semiconductor Industries NV	395	130,787
Euronext NV (c)	40,451	6,573,672
Ferrovial NV	3,150	215,456
Heineken Holding NV	2,322	167,443
Heineken NV	44,237	3,454,676
IMCD NV	28,912	2,977,528
ING Groep NV	7,103	220,018
Koninklijke Ahold Delhaize NV - ADR	4,031	169,786
Koninklijke Ahold Delhaize NV	118,280	4,990,071
Magnum Ice Cream Co. NV (b)	1,861	30,148
Nebius Group NV (b)	648	149,746
NN Group NV	3,039	253,684
Prosus NV	58,728	2,670,910
QIAGEN NV	60,634	2,235,833
Stellantis NV (b)	5,160	41,009
Universal Music Group NV - ADR	6,684	73,858
Wolters Kluwer	1,204	85,600
Wolters Kluwer NV - ADR	667	47,437
		40,138,902

New Zealand - 0.0% (a)
Auckland International Airport Ltd.	13,450	66,611
Fisher & Paykel Healthcare Corp. Ltd.	1,438	32,112
Infratil Ltd.	7,199	67,748
Meridian Energy Ltd.	15,956	56,011
Xero Ltd. (b)	2,110	114,655
		337,137

Norway - 0.9%
Aker BP ASA	3,025	108,826
DNB Bank ASA	136,195	4,235,446
Equinor ASA - ADR	2,925	105,271
Equinor ASA	85,292	3,083,273
Kongsberg Gruppen ASA	1,685	60,519
Kongsberg Maritime AS (b)	1,685	10,628
Norsk Hydro ASA	15,202	185,917
		7,789,880

Peru - 0.3%
Credicorp Ltd.	7,029	2,408,346

Philippines - 0.0% (a)
PLDT, Inc. - ADR	8,574	155,961

Poland - 0.1%
Powszechny Zaklad Ubezpieczen SA	32,205	571,909

Portugal - 0.6%
Galp Energia SGPS SA	239,951	5,229,138
Jeronimo Martins SGPS SA	2,146	45,456
		5,274,594

Russia - 0.0% (a)
GMK Norilskiy Nickel PAO - ADR (b)(d)	2,034	20
Polyus PJSC (b)(d)	17,190	0
T-Tekhnologii MKPAO - GDR (b)(d)	3,732	0
		20

Saudi Arabia - 0.1%
Saudi National Bank	99,426	1,057,810

Singapore - 0.7%
Ascendas Real Estate Investment Trust	23,000	45,075
BOC Aviation Ltd. (c)	6,200	60,447
CapitaLand Investment Ltd.	23,000	45,758
CapitaLand Mall Trust	25,715	45,771
DBS Group Holdings Ltd. - ADR	2,449	480,298
DBS Group Holdings Ltd.	80,310	3,955,898
Jardine Cycle & Carriage Ltd.	4,000	92,723
JOYY, Inc. - ADR	2,046	137,962
Keppel Ltd.	9,600	80,957
Keppel REIT	1,067	723
Oversea-Chinese Banking Corp. Ltd.	9,000	165,190
Sea Ltd. - ADR (b)	2,092	189,389
Singapore Airlines Ltd.	7,700	40,905
Singapore Exchange Ltd.	6,000	102,862
Singapore Technologies Engineering Ltd.	8,400	74,957

Singapore Telecommunications Ltd.	60,600	206,206
Trip.com Group Ltd. - ADR (b)	2,602	123,413
United Overseas Bank Ltd.	6,000	176,772
Wilmar International Ltd.	16,500	46,421
		6,071,727

South Africa - 0.6%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	61,407
Bid Corp. Ltd.	4,545	114,055
Bidvest Group Ltd.	2,568	37,015
Capitec Bank Holdings Ltd.	5,675	1,564,397
FirstRand Ltd.	25,812	146,905
Gold Fields, Ltd. - ADR	4,549	181,323
MTN Group Ltd.	157,624	2,103,448
Naspers Ltd. - ADR	23,900	249,038
Nedbank Group Ltd. - ADR	2,666	42,789
Sanlam Ltd. - ADR	5,156	54,911
Sasol Ltd. (b)	12,990	161,886
Standard Bank Group Ltd.	9,099	176,425
Valterra Platinum Ltd. - ADR	4,728	65,199
Valterra Platinum Ltd.	340	28,191
		4,986,989

South Korea - 9.9%
APR Corp.	3,855	1,011,714
Celltrion, Inc.	1,702	217,665
DB Insurance Co. Ltd.	23,834	2,263,202
Doosan Co. Ltd.	494	648,198
Doosan Enerbility Co. Ltd. (b)	12,037	844,258
Hana Financial Group, Inc.	28,547	2,184,450
Hanwha Aerospace Co. Ltd.	802	625,342
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,288	2,046,534
HPSP Co. Ltd.	30,212	977,620
Hyosung Heavy Industries Corp.	457	1,120,221
Hyundai Mobis Co. Ltd.	731	372,253
Hyundai Motor Co.	1,095	523,901
KB Financial Group, Inc. - ADR	6,431	652,361
KT Corp. - ADR	48,933	871,986
KT Corp.	59,121	2,078,258
KT&G Corp.	10,148	1,239,535
LG Chem Ltd.	462	112,554
LIG Defense&Aerospace Co. Ltd.	3,914	2,080,368
NAVER Corp.	13,531	2,097,146
NongShim Co. Ltd.	4,675	1,191,852
POSCO Holdings, Inc. - ADR	3,580	253,822
POSCO Holdings, Inc.	2,764	778,555
Samsung Electronics Co. Ltd.	159,715	33,507,193
Samsung Fire & Marine Insurance Co. Ltd.	7,193	2,714,482
Shinhan Financial Group Co. Ltd. - ADR	9,162	578,030
SK hynix, Inc.	12,802	19,932,816
SK Telecom Co. Ltd. - ADR	35,246	1,316,086
Woori Financial Group, Inc. - ADR	4,696	285,705
		82,526,107

Spain - 1.3%
Acciona SA	369	105,854
Aena SME SA (c)	2,010	58,322
Amadeus IT Group SA - ADR	1,437	91,666
Banco Bilbao Vizcaya Argentaria SA - ADR	7,661	179,191

Banco Bilbao Vizcaya Argentaria SA	97,126	2,268,537
Banco Santander SA	37,238	465,692
CaixaBank SA	257,017	3,470,130
Cellnex Telecom SA (c)	1,820	60,902
EDP Renewables SA	5,230	86,477
Grifols SA - ADR	6,482	50,884
Iberdrola SA - ADR	1,618	146,866
Iberdrola SA	16,392	372,128
Industria de Diseno Textil SA	3,811	234,869
Naturgy Energy Group SA	81,134	2,687,450
Repsol SA	7,844	202,534
Telefonica SA	9,725	44,491
		10,525,993

Sweden - 0.4%
Alfa Laval AB	1,251	70,174
Alleima AB	657	6,075
Assa Abloy AB - Class B	5,053	181,446
Atlas Copco AB - ADR	6,624	126,518
Atlas Copco AB - Class A	6,804	130,101
Boliden AB	2,900	180,576
Electrolux AB - Class B (b)	972	3,061
Epiroc AB	4,564	135,019
Essity AB - Class B	5,178	145,227
H & M Hennes & Mauritz AB - Class B	6,863	121,769
Hexagon AB - Class B	4,953	45,441
Investment AB Latour - Class B	2,707	58,375
Investor AB (b)	4,947	203,279
L E Lundbergforetagen AB - Class B	2,728	160,483
Lifco AB - Class B (b)	1,921	61,699
Saab AB	15,784	972,790
Sagax AB - Class B	4,173	75,229
Sandvik AB	2,323	94,477
Spotify Technology SA (b)	281	139,848
Swedish Orphan Biovitrum AB (b)	1,614	77,220
Tele2 AB - Class B	3,689	69,240
Telefonaktiebolaget LM Ericsson - Class B	5,013	65,371
Volvo AB - Class B	3,636	128,010
		3,251,428

Switzerland - 3.0%
ABB Ltd. - ADR	879	93,825
ABB Ltd.	4,533	484,702
Accelleron Industries AG	226	22,389
Alcon AG	1,673	110,903
Banque Cantonale Vaudoise (b)	429	64,554
Barry Callebaut AG	47	72,462
BKW AG	258	48,817
Chocoladefabriken Lindt & Spruengli AG	6	71,527
Cie Financiere Richemont SA - ADR	12,160	261,440
Cie Financiere Richemont SA	316	67,851
Coca-Cola HBC AG	4,595	263,588
EMS-Chemie Holding AG	143	130,477
Galderma Group AG	334	70,658
Geberit AG	202	132,349
Givaudan SA - ADR	600	44,574
Givaudan SA	27	100,172
Helvetia Baloise Holding AG	528	137,068
LafargeHolcim Ltd.	2,013	198,138

Logitech International SA	444	54,110
Lonza Group AG - ADR	370	23,676
Lonza Group AG	182	116,246
Nestle SA - ADR	9,402	953,739
Nestle SA	826	83,809
Novartis AG - ADR	6,575	987,368
Novartis AG	16,301	2,451,836
Partners Group Holding AG	95	100,232
Roche Holding AG - ADR	18,600	974,640
Roche Holding AG	26,857	11,300,094
Sandoz Group AG - ADR	1,166	98,084
Sandoz Group AG	30,973	2,604,475
Schindler Holding AG	651	213,074
SGS SA	1,024	116,383
Sika AG	306	59,726
Sonova Holding AG	347	91,598
STMicroelectronics NV	2,229	154,492
Swiss Life Holding AG	208	225,819
Swiss Prime Site AG	798	133,767
Swiss Re AG	157	23,524
Swisscom AG	528	451,938
UBS Group AG	13,717	647,797
Zurich Insurance Group AG - ADR	7,180	255,464
Zurich Insurance Group AG	318	225,824
		24,723,209

Taiwan - 10.2%
Accton Technology Corp.	4,000	306,057
Alchip Technologies Ltd.	4,000	554,546
ASE Technology Holding Co. Ltd. - ADR	6,033	231,366
ASE Technology Holding Co. Ltd.	192,000	3,668,227
ASPEED Technology, Inc.	9,000	5,356,278
Cathay Financial Holding Co. Ltd.	51,000	139,598
Chroma ATE, Inc.	59,000	4,694,742
Chunghwa Telecom Co. Ltd. - ADR	4,171	182,565
Chunghwa Telecom Co. Ltd.	160,000	699,944
CTBC Financial Holding Co. Ltd.	1,128,000	2,178,545
Delta Electronics, Inc.	104,000	7,979,533
Elite Material Co. Ltd.	16,000	2,585,961
eMemory Technology, Inc.	10,000	1,079,513
Formosa Plastic Corp.	43,000	65,354
Fubon Financial Holding Co. Ltd.	37,925	133,009
Hon Hai Precision Industry Co. Ltd.	87,353	799,612
Kaori Heat Treatment Co. Ltd.	14,000	482,892
King Slide Works Co. Ltd.	14,557	2,326,535
Kinik Co.	53,000	1,202,663
Lotes Co. Ltd.	10,000	836,245
MediaTek, Inc.	53,000	7,205,435
Mega Financial Holding Co. Ltd.	56,000	71,480
Quanta Computer, Inc.	14,000	150,258
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,286	12,254,727
Taiwan Semiconductor Manufacturing Co. Ltd.	338,725	25,094,555
Tripod Technology Corp.	47,000	774,691
Unimicron Technology Corp.	18,000	597,292
United Microelectronics Corp. - ADR	36,418	807,751
Universal Microwave Technology, Inc.	13,360	927,576
Vanguard International Semiconductor Corp.	169,000	899,040
Wistron Corp.	14,000	70,086
Wiwynn Corp.	5,000	869,100

		85,225,176

Thailand - 0.0% (a)
Fabrinet (b)	520	340,163

Turkey - 0.2%
BIM Birlesik Magazalar AS	139,274	1,118,695
Turkcell Iletisim Hizmetleri AS - ADR	34,763	198,844
		1,317,539

United Arab Emirates - 0.1%
Abu Dhabi Community Bank.	76,387	286,628
Aldar Properties PJSC	123,541	263,915
Dubai Electricity & Water Authority PJSC	442,974	315,262
		865,805

United Kingdom - 11.7%
3i Group PLC	3,463	105,170
Admiral Group PLC	136,749	6,050,915
Associated British Foods PLC	1,593	38,983
AstraZeneca PLC	6,005	1,114,948
AstraZeneca PLC	54,319	10,085,061
Autotrader Group PLC (c)	5,141	30,385
Babcock International Group PLC	139,443	2,057,923
BAE Systems PLC - ADR	2,426	265,186
BAE Systems PLC	266,951	7,262,825
Barclays PLC	126,063	770,122
BP PLC - ADR	1	42
British American Tobacco PLC - ADR	8,945	552,712
BT Group PLC	20,707	58,068
Bunzl PLC	135,372	4,279,927
Coca-Cola Europacific Partners PLC	1,477	133,949
Compass Group PLC - ADR	7,353	236,914
Compass Group PLC	141,348	4,533,071
Diageo PLC - ADR	2,414	199,058
Diploma PLC	42,414	3,977,427
Endeavour Mining PLC	65,180	4,084,358
Endeavour Mining PLC	1,096	67,367
GSK PLC - ADR	5,851	295,710
Haleon PLC - ADR	8,472	76,756
Halma PLC	1,292	81,212
Hikma Pharmaceuticals PLC	186,558	3,698,867
HSBC Holdings PLC - ADR	9,910	928,963
IMI PLC	32,435	1,211,634
Imperial Brands PLC - ADR	3,146	115,364
Informa PLC	207,399	2,253,271
InterContinental Hotels Group PLC	1,515	232,327
Intertek Group PLC	1,279	90,903
J Sainsbury PLC	13,361	53,087
Legal & General Group PLC	36,815	134,006
Lloyds Banking Group PLC - ADR	29,724	162,590
London Stock Exchange Group PLC - ADR	2,464	74,881
London Stock Exchange Group PLC	39,282	4,753,069
M&G PLC	12,144	51,470
National Grid PLC - ADR	2,605	212,386
National Grid PLC	5,579	89,545
NatWest Group PLC	445,273	3,581,195
Next PLC	952	168,848

Nomad Foods Ltd.	109,965		1,115,045
Pearson PLC - ADR	15,198		225,234
Reckitt Benckiser Group PLC - ADR	14,376		178,694
RELX PLC - ADR	9,419		308,849
RELX PLC	86,106		2,809,971
Rentokil Initial PLC	7,414		44,550
Rio Tinto PLC - ADR	2,114		224,908
Rolls-Royce Holdings PLC	23,167		416,814
Segro PLC	2,361		22,887
Severn Trent PLC	3,066		122,253
Shell PLC - ADR	97,743		8,222,141
Shell PLC	131,772		5,568,047
Smith & Nephew PLC	2,921		43,539
Smiths Group PLC	75,109		2,479,687
SSE PLC - ADR	5,415		171,060
Standard Chartered PLC	3,181		85,186
Tesco PLC	24,237		140,490
Unilever PLC - ADR	8,270		466,841
Weir Group PLC	229,977		7,563,580
Whitbread PLC	1,412		44,339
Wise Group PLC - Class A (b)	294,618		3,690,836
			98,115,446

United States - 0.8%
BeOne Medicines Ltd. - ADR (b)	376		108,258
Brookfield Asset Management Ltd. - Class A	2,435		118,341
Cadence Design Systems, Inc. (b)	3,898		1,461,477
Ferguson Enterprises, Inc.	2,603		588,200
Legend Biotech Corp. - ADR (b)	3,199		86,885
Octave Intelligence PLC (b)	495		8,444
PriceSmart, Inc.	3,659		621,994
RB Global, Inc.	1,064		113,156
Restaurant Brands International, Inc.	3,260		243,522
Southern Copper Corp.	11,715		2,241,171
Sunbelt Rentals Holdings, Inc.	10,790		845,665
			6,437,113
TOTAL COMMON STOCKS (Cost $542,109,938)			792,276,486

PREFERRED STOCKS - 0.2%	Shares		Value
Brazil - 0.2%
Banco Bradesco SA	582,100		2,057,437
TOTAL PREFERRED STOCKS (Cost $2,036,373)			2,057,437

RIGHTS - 0.0% (a)	Shares		Value
Sweden - 0.0% (a)
Electrolux AB, Expires 06/17/2026, Exercise Price $16.75 (b)(d)	1,944		2,600
TOTAL RIGHTS (Cost $5,996)			2,600

TOTAL INVESTMENTS - 95.0% (Cost $544,152,307)			794,336,523
Other Assets in Excess of Liabilities - 5.0%		0.05001	41,818,705
TOTAL NET ASSETS - 100.0%			$ 836,155,228

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $14,290,869 or 1.7% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,620 or 0.0% of net assets as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Aquarius International Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 184,049,844	$ 608,226,622	$ 20	$ 792,276,486
Preferred Stocks	2,057,437	–	–	2,057,437
Rights	–	–	2,600	2,600
Total Investments	$ 186,107,281	$ 608,226,622	$ 2,620	$ 794,336,523

Refer to the Schedule of Investments for further disaggregation of investment categories.